Cash and cash equivalents and marketable securities	12 Months Ended
Jun. 30, 2022
Cash and Cash Equivalents and Marketable Securities [Abstract]
Cash and cash equivalents and marketable securities

6. Cash and cash equivalents and marketable securities

6.1.	Cash and cash equivalents

	Return	2022	2021
Cash and banks (a)	-	38,492	58,215
Selic Treasury Notes	CDI-103.5% to 114%	93,557	-
Bank deposit certificates	CDI - 70% to 114%	303,444	1,000,892
		435,493	1,059,107

(a)	The Company has bank balances in foreign currencies on which did not bear any interest, of which R$24,291 (R$36,987 at June 30, 2021).

6.2.	Marketable securities

	Indexer	2022	2021
Selic Treasury Notes	Selic-100%	2,485	-
Treasury Notes	IPCA + 4.85%	92,385	-
Total current		94,870	-

Bank deposit certificates (a)	CDI – 95% to 100.25%	14,059	5,224
Securities pledged as guarantee (b) (c)		5,521	5,231
Total noncurrent		19,580	10,455

(a)	The investments are held for the payment of financing lines contracted from BNB and cannot be redeemed until the settlement date of contracts whose term is longer than 12 months.

(b)	The amount refers to the suretyship letter contracted by the subsidiary Ombú, which was pledged as guarantee in a labor lawsuit. The object of the lawsuit, which is pending in Bolivia, is the payment of social security charges for outsourced employees.

(c)	The restriction refers to a letter of guarantee issued by the subsidiary Ombú Agropecuária S.A. to secure a labor claim.